Leases - Carrying amounts of right of use assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Right-of use assets
Beginning Balance	$ 1,737,409
Ending Balance	9,319,631	$ 1,737,409
Cost
Right-of use assets
Beginning Balance	3,238,052	1,660,098
Additions	8,424,158	1,575,434
Disposal	(524,568)
Foreign exchange translation difference	(658)	2,520
Ending Balance	11,136,984	3,238,052
Amortization
Right-of use assets
Beginning Balance	(1,500,643)	(732,764)
Additions	515,561	767,293
Disposal	(198,623)
Foreign exchange translation difference	(228)	586
Ending Balance	$ (1,817,353)	$ (1,500,643)